EARNINGS PER SHARE - Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,571,052	12,206,310	9,517,112
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,571,052	11,406,944	9,056,071
Share based payment arrangement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		799,366	461,041